Financial assets and financial liabilities (Details Narrative)	12 Months Ended
	Dec. 31, 2021 BRL (R$) Number	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
IfrsStatementLineItems [Line Items]
Transaction costs	R$ 13,030
Contractual lease term	1 year
Amount recognized lease expense from short-term leases and low-value assets	R$ 11,229	R$ 2,555	R$ 4,494
Notes payable	72,726
Currency risk [member]
IfrsStatementLineItems [Line Items]
Exposure risk	R$ 23,228	R$ 70,523
Percentage of sensitivity change in the Euro exchange rate	10.00%
Closing foreign exchange rate | Number	5.5799
Currency risk [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate | Number	1.00
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Contractual lease term	5 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Contractual lease term	30 years